Cash Distributions	6 Months Ended
Jun. 30, 2019
Cash Distributions
Cash Distributions

15. Cash Distributions

On January 29, 2019, the board of directors of the Partnership approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2018, of $0.55 per common unit. The cash distribution of $26,929 was paid on February 13, 2019 to all unitholders of record as of February 8, 2019.

On February 22, 2019, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.7083 per preference unit. The aggregate cash distributions of $8,290 were paid on March 15, 2019 to all unitholders of record as of March 8, 2019.

On April 24, 2019, the board of directors of the Partnership approved and declared a quarterly cash distribution, with respect to the quarter ended March 31, 2019, of $0.55 per common unit. The cash distribution of $26,911 was paid on May 10, 2019 to all unitholders of record as of May 6, 2019.

On May 10, 2019, the board of directors of the Partnership approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The aggregate cash distributions of $7,582 were paid on June 17, 2019 to all unitholders of record as of June 10, 2019.